Acquisition (Details) - USD ($)	1 Months Ended
	Aug. 30, 2021	May 28, 2021	Sep. 30, 2021
Acquisition (Details) [Line Items]
Ordinary shares acquired		1,152
Incurred direct transaction costs (in Dollars)			$ 47,000
Fair value of net assets acquired (in Dollars)			14,000,000
Allocated intangible assets (in Dollars)			$ 14,000,000
Match Agreement [Member]
Acquisition (Details) [Line Items]
Issued and outstanding shares	30.00%	70.00%
Balance of ordinary shares	493
Additional number of shares acquired	30,000,000
Match Agreement [Member] | Business Acquisition [Member]
Acquisition (Details) [Line Items]
Shares issued		70,000,000
Stock Purchase Agreement [Member] | Match Agreement [Member]
Acquisition (Details) [Line Items]
Issued and outstanding shares		30.00%
Balance of ordinary shares		493
Additional number of shares acquired		30,000,000
Company issued price per share (in Dollars per share)		$ 0.14